February 22, 2018

DREYFUS BNY MELLON FUNDS, INC.

- Dreyfus Select Managers Long/Short Fund

DREYFUS INVESTMENT FUNDS

- Dreyfus/Standish Global Fixed Income Fund

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Floating Rate Income Fund

-  Dreyfus Opportunistic Fixed Income Fund

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus International Bond Fund

- Dreyfus High Yield Fund

Supplement to Statement of Additional Information dated

March 1, 2017, as revised or amended March 31, 2017, April 14, 2017, May 1, 2017,

July 27, 2017, August 31, 2017, September 29, 2017, December 29, 2017 and February 1, 2018

The following information supersedes any contrary information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists Dreyfus Select Mangers Long/Short Fund's portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus.  See the prospectus for a list of, and certain other information regarding, the primary portfolio managers for the fund.

Fund	Additional Portfolio Managers

DSMLSF	Mimi Morris and Jason Yellin

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Leland Hart[1]	3	$2.6B	7	$1.2B	20	$8.1B
Scott Zaleski[2]	None	N/A	5	$1.9B	21	$6.9B

1                      Because Mr. Hart became a portfolio manager of DFRIF and DHYF as of February 22, 2018, his information is as of December 31, 2017.

2               Because Mr. Zaleski became a portfolio manager of DIBF, DOFIF and D/SGFIF as of February 22, 2018, his information is as of December 31, 2017.

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The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts Subject to Performance Fees
Leland Hart	Other Accounts	10	$4.3B
Scott Zaleski	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Leland Hart[1]	Dreyfus Floating Rate Income Fund	None
	Dreyfus High Yield Fund	None
Scott Zaleski[2]	Dreyfus International Bond Fund	None
	Dreyfus Opportunistic Fixed Income Fund	None
	Dreyfus/Standish Global Fixed Income Fund	None

1                      Because Mr. Hart became a portfolio manager of DFRIF and DHYF as of February 22, 2018, his information is as of December 31, 2017.

2                      Because Mr. Zaleski became a portfolio manager of DIBF, DOFIF and D/SGFIF as of February 22, 2018, his information is as of December 31, 2017.

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